SUBSEQUENT EVENTS (Details Narrative) - Convertible Promissory Notes [Member] - Subsequent Event [Member] - CAD ($)			1 Months Ended
	May 10, 2018	Apr. 03, 2018	Apr. 19, 2018
Disclosure of detailed information about financial instruments [line items]
Shares issued on conversion of convertible notes	524,035		668,994
Unrelated party [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debt		$ 85,000
Interest rate		12.00%
Maturity period		9 months
Converible promissory notes, terms of conversion feature		Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Convertible promissory notes, prepayment description		The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment